Business Combination - Summary of Loans at Acquisition Date Fair Value (Detail) - PSB Bancshares, Inc $ in Thousands	Oct. 31, 2018 USD ($)
Business Acquisition [Line Items]
Total Acquired Loans	$ 55,219
Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	1,060
Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	54,159
Residential Real Estate
Business Acquisition [Line Items]
Total Acquired Loans	19,434
Residential Real Estate | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	342
Residential Real Estate | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	19,092
Commercial Real Estate
Business Acquisition [Line Items]
Total Acquired Loans	13,984
Commercial Real Estate | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	463
Commercial Real Estate | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	13,521
Construction and Land Development
Business Acquisition [Line Items]
Total Acquired Loans	4,298
Construction and Land Development | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	158
Construction and Land Development | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	4,140
Commercial
Business Acquisition [Line Items]
Total Acquired Loans	11,196
Commercial | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	2
Commercial | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	11,194
Consumer
Business Acquisition [Line Items]
Total Acquired Loans	6,307
Consumer | Acquired Impaired Loans
Business Acquisition [Line Items]
Total Acquired Loans	95
Consumer | Acquired Performing Loans [Member]
Business Acquisition [Line Items]
Total Acquired Loans	$ 6,212